General	12 Months Ended
Dec. 31, 2017
General
1.	General

Basis of presentation

The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the “Company”), a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”), which is wholly owned by Allstate Insurance Company (“AIC”). AIC is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

The Company offers traditional, interest-sensitive and variable life insurance and voluntary accident and health insurance products to customers in the State of New York. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists, and workplace enrolling independent agents. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company also previously offered variable annuities and all of this business is reinsured.

The following table summarizes premiums and contract charges by product.

($ in thousands)	2017	2016	2015
Premiums
Traditional life insurance	$55,996	$52,333	$48,532
Immediate annuities with life contingencies	—	—	5
Accident and health insurance	34,945	16,248	14,681

Total premiums	90,941	68,581	63,218

Contract charges
Interest-sensitive life insurance	76,103	75,940	74,829
Fixed annuities	68	69	119

Total contract charges	76,171	76,009	74,948

Total premiums and contract charges	$167,112	$144,590	$138,166